INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Russian Search And Portal USD ($)	Dec. 31, 2014 Russian Search And Portal RUB	Dec. 31, 2013 Russian Search And Portal RUB	Dec. 31, 2012 Russian Search And Portal RUB	Dec. 31, 2014 Russian E-commerce USD ($)	Dec. 31, 2014 Russian E-commerce RUB	Dec. 31, 2013 Russian E-commerce RUB	Dec. 31, 2012 Russian E-commerce RUB	Dec. 31, 2014 Other USD ($)	Dec. 31, 2014 Other RUB	Dec. 31, 2013 Other RUB	Dec. 31, 2012 Other RUB	Dec. 31, 2014 Intersegment Eliminations USD ($)	Dec. 31, 2014 Intersegment Eliminations RUB	Dec. 31, 2013 Intersegment Eliminations RUB	Dec. 31, 2012 Intersegment Eliminations RUB
Information about revenues
Revenues from external customers	$ 902.4	50,767.0	39,502.0	28,767.0	$ 805.3	45,303.0	34,906.0	25,536.0	$ 55.6	3,130.0	2,907.0	2,081.0	$ 41.5	2,334.0	1,689.0	1,150.0
Intersegment revenues					9.1	511.0	388.0	292.0									(9.1)	(511.0)	(388.0)	(292.0)
Depreciation and amortization	79.7	4,484.0	3,695.0	2,951.0	67.7	3,808.0	3,279.0	2,669.0	0.7	38.0	38.0	33.0	11.3	638.0	378.0	249.0
Adjusted operating income	$ 293.9	16,533.0	13,591.0	9,830.0	$ 291.4	16,394.0	12,351.0	8,579.0	$ 34.5	1,938.0	2,274.0	1,665.0	$ (32.0)	(1,799.0)	(1,034.0)	(414.0)